Concentrations (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations [Abstract]
Schedule of Customer Accounted for Company's Revenues

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2024 and 2023.

	Years Ended December 31,
Customer	2024	2023
A	29%	30%
B	17%	18%
C	11%	12%